Investments in associates (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Cost recoveries	$ 5,517	$ 4,412
Exploration and evaluation	26,713	18,578
Marketing	1,873	1,369
Share-based compensation	1,971	4,219
Administrative and other	(1,630)	(387)
Net loss of associate, 100%	26,670	19,367
Company's share of net loss of associates	6,182	5,880
Dolly Varden [Member]
Disclosure of associates [line items]
Cost recoveries	0	0
Exploration and evaluation	24,806	16,936
Marketing	1,409	1,057
Share-based compensation	1,971	1,786
Administrative and other	(1,536)	(508)
Net loss of associate, 100%	$ 26,650	$ 19,271
Average equity interest for the period	23.18%	30.40%
Company's share of net loss of associates	$ 6,177	$ 5,856
UMS [Member]
Disclosure of associates [line items]
Cost recoveries	(5,517)	(4,412)
Exploration and evaluation	1,907	1,642
Marketing	464	312
Share-based compensation	0	2,433
Administrative and other	3,166	121
Net loss of associate, 100%	$ 20	$ 96
Average equity interest for the period	25.00%	25.00%
Company's share of net loss of associates	$ 5	$ 24